                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

       Supplement dated January 15, 2010 to PROSPECTUSES dated May 1, 2009

The information below supplements prospectuses dated May 1, 2009 for VENTURE VARIABLE ANNUITY, VENTURE VANTAGE VARIABLE ANNUITY, VENTURE III VARIABLE ANNUITY and VENTURE VISION VARIABLE ANNUITY Contracts (as supplemented November 16,
2009) issued before May 1, 2009 by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Supplement").

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

                     Changes to Variable Investment Options

This Supplement describes the following changes to several Investment Options in your Contract:

     - Effective January 15, 2010, Jennison Associates, LLC replaces Invesco Aim Capital Management, Inc. as subadviser to the All Cap Growth Trust.

     - Effective January 1, 2010, MFC Global Investment Management (U.S.A.) Limited ceased providing subadvisory services to the following funds-of-funds:

          -    Core Allocation Trust

          -    Core Balanced Trust

          -    Core Disciplined Diversification Trust

          -    Franklin Templeton Founding Allocation Trust

     - Effective January 1, 2010, Deutsche Investment Management Americas Inc. commenced providing subadvisory consulting services directly to John Hancock Investments Management Services, LLC, the investment adviser to the John Hancock Trust, in its management of the following funds-of-funds:

          -    Lifestyle Aggressive

          -    Lifestyle Balanced

          -    Lifestyle Conservative

          -    Lifestyle Growth, and

          -    Lifestyle Moderate

     - Effective January 15, 2010, Templeton Investment Counsel, LLC replaces Capital Guardian Trust Company as subadviser to the Overseas Equity Trust.

     - Effective December 31, 2009, the subadviser to the Small Cap Opportunities Trust changed from "Invesco Aim Capital Management, Inc." to "Invesco Advisers, Inc."

Accordingly, we revise and replace in its entirety the following disclosure in "V. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios":

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THE PORTFOLIOS

....

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's American Fundamental Holdings, American Global Diversification, Core Allocation, Core Balanced, Core Disciplined Diversification, Core Fundamental Holdings, Core Global Diversification, Core Strategy, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Portfolios and the PIMCO VIT All Asset Portfolio ("Funds of Funds") is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other Portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses and associated investment risks. Effective January 1, 2010 JHIMS LLC retained Deutsche Investment Management Americas Inc. ("DIMA") to provide direct subadvisory consulting services in its management of the Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Portfolios.

....

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE PORTFOLIOS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

BLACKROCK INVESTMENT MANAGEMENT, LLC

   Large Cap Value Trust                             Seeks long-term growth of capital. To do this, the
                                                     Portfolio invests at least 80% of its net assets
                                                     in equity securities of large cap U.S. companies
                                                     with strong relative earnings growth, earnings
                                                     quality and good relative valuation.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (ADVISER TO THE AMERICAN FUND INSURANCE SERIES) - ADVISER TO
   MASTER FUND

   American Asset Allocation Trust                   Seeks to provide high total return (including
   (successor to Income & Value Trust)               income and capital gains) consistent with
                                                     preservation of capital over the long term. To do
                                                     this, the Portfolio invests all of its assets in
                                                     Class 1 shares of the master fund, the American
                                                     Funds Insurance Series Asset Allocation Fund,
                                                     which invests in a diversified portfolio of common
                                                     stocks and other equity securities, bonds and
                                                     other intermediate and long-term debt securities,
                                                     and money market instruments (debt securities
                                                     maturing in one year or less).

   American Blue Chip Income and Growth Trust        Seeks to produce income exceeding the average
                                                     yield on U.S. stocks generally and to provide an
                                                     opportunity for growth of principal consistent
                                                     with sound common stock investing. To do this, the
                                                     Portfolio invests all of its assets in Class 1
                                                     shares of the master fund, the American Funds
                                                     Insurance Series Blue Chip Income and Growth Fund,
                                                     which invests primarily in common stocks of larger
                                                     U.S.-based companies.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

CAPITAL RESEARCH AND MANAGEMENT COMPANY (ADVISER TO THE AMERICAN FUND INSURANCE SERIES) - ADVISER TO
   MASTER FUND - CONTINUED

   American Bond Trust                               Seeks to maximize current income and preserve
                                                     capital. To do this, the Portfolio invests all of
                                                     its assets in Class 1 shares of the master fund,
                                                     the American Funds Insurance Series Bond Fund,
                                                     which normally invests at least 65% in
                                                     investment-grade debt securities and up to 35% in
                                                     lower rated debt securities.

   American Global Growth Trust                      Seeks to make shareholders' investment grow over
                                                     time. To do this, the Portfolio invests all of its
                                                     assets in Class 1 shares of the master fund, the
                                                     American Funds Insurance Series Global Growth
                                                     Fund, which invests primarily in common stocks of
                                                     companies located around the world.

   American Global Small Capitalization Trust        Seeks to make the shareholders' investment grow
                                                     over time. To do this, the Portfolio invests all
                                                     of its assets in Class 1 shares of the master
                                                     fund, the American Funds Insurance Series Global
                                                     Small Capitalization Fund, which invests primarily
                                                     in stocks of smaller companies located around the
                                                     world.

   American Growth Trust                             Seeks to make the shareholders' investment grow.
                                                     To do this, the Portfolio invests all of its
                                                     assets in Class 1 shares of the master fund, the
                                                     American Funds Insurance Series Growth Fund, which
                                                     invests primarily in common stocks of companies
                                                     that appear to offer superior opportunities for
                                                     growth of capital.

   American Growth-Income Trust                      Seeks to make the shareholders' investments grow
   (successor to U.S. Large Cap Trust)               and to provide the shareholder with income over
                                                     time. To do this, the Portfolio invests all of its
                                                     assets in Class 1 shares of the master fund, the
                                                     American Funds Insurance Series Growth-Income
                                                     Fund, which invests primarily in common stocks or
                                                     other securities that demonstrate the potential
                                                     for appreciation and/or dividends.

   American High-Income Bond Trust                   Seeks to provide a high level of current income
                                                     and, secondarily, capital appreciation. To do
                                                     this, the Portfolio invests all of its assets in
                                                     Class 1 shares of the master fund, the American
                                                     Funds Insurance Series High-Income Bond Fund,
                                                     which invests at least 65% of its assets in higher
                                                     yielding and generally lower quality debt
                                                     securities.

   American International Trust                      Seeks to make the shareholders' investment grow.
                                                     To do this, the Portfolio invests all of its
                                                     assets in Class 1 shares of the master fund, the
                                                     American Funds Insurance Series International
                                                     Fund, which invests primarily in common stocks of
                                                     companies located outside the United States.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

CAPITAL RESEARCH AND MANAGEMENT COMPANY (ADVISER TO THE AMERICAN FUND INSURANCE SERIES) - ADVISER TO
   MASTER FUND - CONTINUED

   American New World Trust                          Seeks to make the shareholders' investment grow
                                                     over time. To do this, the Portfolio invests all
                                                     of its assets in Class 1 shares of the master
                                                     fund, the American Funds Insurance Series New
                                                     World Fund, which invests primarily in stocks of
                                                     companies with significant exposure to countries
                                                     with developing economies and/or markets.

DAVIS SELECTED ADVISERS, L.P.

   Financial Services Trust                          Seeks growth of capital. To do this, the Portfolio
                                                     invests at least 80% of its net assets in
                                                     companies that are principally engaged in
                                                     financial services.

   Fundamental Value Trust                           Seeks growth of capital. To do this, the Portfolio
   (successor to Core Equity Trust and U.S. Core     invests primarily in common stocks of U.S.
   Trust)                                            companies with durable business models that can be
                                                     purchased at attractive valuations relative to
                                                     their intrinsic value.

DECLARATION MANAGEMENT & RESEARCH LLC                Seeks income and capital appreciation. To do this,
   Active Bond Trust (1)                             the Portfolio invests at least 80% of its net
                                                     assets in a diversified mix of debt securities and
                                                     instruments with maturity durations of
                                                     approximately 4 to 6 years.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")

   All Cap Core Trust                                Seeks long-term growth of capital. To do this, the
                                                     Portfolio invests in common stocks and other
                                                     equity securities within all asset classes
                                                     (small-, mid- and large-cap), which may be listed
                                                     on securities exchanges, traded in various over
                                                     the counter markets or have no organized markets.
                                                     The Portfolio may also invest in U.S. Government
                                                     securities.

   Real Estate Securities Trust(2)                   Seeks to achieve a combination of long-term
                                                     capital appreciation and current income. To do
                                                     this, the Portfolio invests at least 80% of its
                                                     net assets in equity securities of REITs and real
                                                     estate companies.

DIMENSIONAL FUND ADVISORS LP

   Disciplined Diversification Trust                 Seeks total return consisting of capital
                                                     appreciation and current income. To do this, the
                                                     Portfolio invests primarily in equity securities
                                                     and fixed-income securities of domestic and
                                                     international issuers, including equities of
                                                     issuers in emerging markets.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

DIMENSIONAL FUND ADVISORS LP - CONTINUED

   International Small Company Trust                 Seeks long-term capital appreciation. Under normal
                                                     market conditions, the Portfolio invests at least
                                                     80% of its net assets (plus any borrowings for
                                                     investment purposes) in securities of small cap
                                                     companies in the particular markets in which the
                                                     Portfolios invests. The Portfolio will primarily
                                                     invest its assets in equity securities of non-U.S.
                                                     small companies of developed markets, but may also
                                                     hold equity securities of companies located in
                                                     emerging markets.

DIMENSIONAL FUND ADVISORS LP ("DFA") &
   INVESCO ADVISERS, INC. ("INVESCO ADVISERS")

   Small Cap Opportunities Trust(3)                  Seeks long-term capital appreciation. To do this,
                                                     the portion of the Portfolio's net assets managed
                                                     by Invesco Advisers is invested in at least 80 %
                                                     equity securities of small-capitalization
                                                     companies, and the portion of the Portfolio's net
                                                     assets managed by DFA is invested in a broad and
                                                     diverse group of readily marketable common stocks
                                                     of U.S. small- and mid-cap companies.

FRONTIER CAPITAL MANAGEMENT COMPANY, LLC
   PERIMETER CAPITAL MANAGEMENT &
   MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   Smaller Company Growth Trust                      Seeks long-term capital appreciation. Under normal
                                                     circumstances, the Portfolio invests at least 80%
                                                     of its assets in small cap equity securities. The
                                                     Portfolio employs a multi-manager approach with
                                                     three subadvisers, each of which employs its own
                                                     investment approach and independently manages its
                                                     portion of the Portfolio. JHIMS LLC, the adviser,
                                                     may change the allocation of Portfolio assets
                                                     among the subadvisers at any time.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

   International Core Trust                          Seeks high total return. To do this, the Portfolio
                                                     invests at least 80% of its total assets in a
                                                     diversified portfolio of equity investments from
                                                     developed markets outside the U.S.

JENNISON ASSOCIATES LLC

   All Cap Growth Trust                              Seeks long-term capital appreciation. To do this,
                                                     the Portfolio invests principally in common stocks
                                                     of companies of all market capitalizations,
                                                     focusing on companies exhibiting long-term
                                                     sustainable earnings and cash flow growth that is
                                                     not yet reflected in investor expectations or
                                                     equity valuations.

   Capital Appreciation Trust                        Seeks long-term growth of capital. To do this, the
                                                     Portfolio invests at least 65% of its total assets
                                                     in equity and equity-related securities of
                                                     companies that are attractively valued and have
                                                     above-average growth prospects.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC

   Core Allocation Trust                             Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a substantial portion of its
                                                     assets in the underlying Portfolio Core Allocation
                                                     Plus Trust. The Portfolio is a fund-of-funds and
                                                     is authorized to invest in other underlying
                                                     Portfolios and investment companies.

   Core Balanced Trust                               Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a substantial portion of its
                                                     assets in the underlying Portfolio Balanced Trust.
                                                     The Portfolio is a fund-of-funds and is authorized
                                                     to invest in other underlying Portfolios and
                                                     investment companies.

   Core Disciplined Diversification Trust            Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a substantial portion of its
                                                     assets in the underlying Portfolio Disciplined
                                                     Diversification Trust. The Portfolio is a
                                                     fund-of-funds and is authorized to invest in other
                                                     underlying Portfolios and investment companies.

   Franklin Templeton Founding Allocation Trust      Seeks long-term growth of capital. To do this, the
                                                     Portfolio invests primarily in three underlying
                                                     Portfolios: Global Trust, Income Trust and Mutual
                                                     Shares Trust. The Portfolio is a fund-of-funds and
                                                     is also authorized to invest in other underlying
                                                     Portfolios and investment companies.

LORD, ABBETT & CO. LLC

   All Cap Value Trust                               Seeks capital appreciation. To do this, the
                                                     Portfolio invests at least 50% of its net assets
                                                     in equity securities of large, seasoned U.S. and
                                                     multinational companies that are believed to be
                                                     undervalued. The Portfolio invests the remainder
                                                     of its assets in undervalued mid-sized and small
                                                     company securities.

MARSICO CAPITAL MANAGEMENT, LLC

   International Opportunities Trust                 Seeks long-term growth of capital. To do this, the
                                                     Portfolio invests at least 65% of its total assets
                                                     in common stocks of foreign companies of any size
                                                     that are selected for their long-term growth
                                                     potential.

MASSACHUSETTS FINANCIAL SERVICES COMPANY

   Utilities Trust                                   Seeks capital growth and current income (income
                                                     above that available from the Portfolio invested
                                                     entirely in equity securities). To do this, the
                                                     Portfolio invests at least 80% of its net assets
                                                     in equity and debt securities of domestic and
                                                     foreign companies (including emerging markets) in
                                                     the utilities industry.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   500 Index Trust                                   Seeks to approximate the aggregate total return of
                                                     a broad-based U.S. domestic equity market index.
                                                     To do this, the Portfolio invests at least 80% of
                                                     its net assets in the common stocks in the S&P
                                                     500(R) index and securities that as a group will
                                                     behave in a manner similar to the index.(4)

   American Fundamental Holdings Trust               Seeks long term growth of capital. To do this, the
                                                     Portfolio invests primarily in four funds of the
                                                     American Funds Insurance Series: Bond Fund, Growth
                                                     Fund, Growth-Income Fund, and International Fund.
                                                     The Portfolio is permitted to invest in six other
                                                     funds of the American Funds Insurance Series as
                                                     well as other funds, investment companies, and
                                                     other types of investments.

   American Global Diversification Trust             Seeks long term growth of capital. To do this, the
                                                     Portfolio invests primarily in five funds of the
                                                     American Funds Insurance Series: Bond Fund, Global
                                                     Growth Fund, Global Small Capitalization Fund,
                                                     High-Income Bond Fund, and New World Fund. The
                                                     Portfolio is permitted to invest in five other
                                                     funds of the American Funds Insurance Series as
                                                     well as other funds, investment companies, and
                                                     other types of investments.

   Core Fundamental Holdings Trust                   Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a substantial portion of its
                                                     assets in underlying Portfolios that are series of
                                                     the American Funds Insurance Series:. The
                                                     Portfolio is a fund-of-funds and is authorized to
                                                     invest in other underlying Portfolios and
                                                     investment companies.

   Core Global Diversification Trust                 Seeks long term growth of capital. To do this, the
                                                     Portfolio invests a significant portion of its
                                                     assets, directly or indirectly through underlying
                                                     Portfolios, in securities that are located outside
                                                     the U.S. The Portfolio is a fund-of-funds and is
                                                     authorized to invest in other underlying
                                                     Portfolios and investment companies.

   Core Strategy Trust                               Seeks long term growth of capital; current income
   (previously Index Allocation Trust)               is also a consideration. To do this, the Portfolio
                                                     invests approximately 70% of its total assets in
                                                     underlying Portfolios which invest primarily in
                                                     equity securities and approximately 30% of its
                                                     total assets in underlying Portfolios which invest
                                                     primarily in fixed income securities.

   Lifestyle Aggressive Trust                        Seeks long-term growth of capital. Current income
                                                     is not a consideration. The Portfolio operates as
                                                     a fund-of-funds and normally invests approximately
                                                     100% of its assets in underlying Portfolios which
                                                     invest primarily in equity securities. The
                                                     subadviser may change this allocation from time to
                                                     time.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED

   Lifestyle Balanced Trust                          Seeks a balance between a high level of current
                                                     income and growth of capital, with a greater
                                                     emphasis on growth of capital. The Portfolio
                                                     operates as a fund-of-funds and normally invests
                                                     approximately 40% of its assets in underlying
                                                     Portfolios which invest primarily in fixed income
                                                     securities, and approximately 60% in underlying
                                                     Portfolios which invest primarily in equity
                                                     securities. The subadviser may change this
                                                     allocation from time to time.

   Lifestyle Conservative Trust                      Seeks a high level of current income with some
                                                     consideration given to growth of capital. The
                                                     Portfolio operates as a fund-of-funds and normally
                                                     invests approximately 80% of its assets in
                                                     underlying Portfolios which invest primarily in
                                                     fixed income securities, and approximately 20% in
                                                     underlying Portfolios which invest primarily in
                                                     equity securities. The subadviser may change this
                                                     allocation from time to time.

   Lifestyle Growth Trust                            Seeks long-term growth of capital. Current income
                                                     is also a consideration. The Portfolio operates as
                                                     a fund-of-funds and normally invests approximately
                                                     20% of its assets in underlying Portfolios which
                                                     invest primarily in fixed income securities, and
                                                     approximately 80% in underlying Portfolios which
                                                     invest primarily in equity securities. The
                                                     subadviser may change this allocation from time to
                                                     time.

   Lifestyle Moderate Trust                          Seeks a balance between a high level of current
                                                     income and growth of capital, with a greater
                                                     emphasis on income. The Portfolio operates as a
                                                     fund-of-funds and normally invests approximately
                                                     60% of its assets in underlying Portfolios which
                                                     invest primarily in fixed income securities, and
                                                     approximately 40% in underlying Portfolios which
                                                     invest primarily in equity securities. The
                                                     subadviser may change this allocation from time to
                                                     time.

   Mid Cap Index Trust                               Seeks to approximate the aggregate total return of
                                                     a mid cap U.S. domestic equity market index. To do
                                                     this, the Portfolio invests at least 80% of its
                                                     net assets in the common stocks in the S&P MidCap
                                                     400(R) index(4) and securities that as a group
                                                     behave in a manner similar to the index.

   Money Market Trust                                Seeks to obtain maximum current income consistent
                                                     with preservation of principal and liquidity. To
                                                     do this, the Portfolio invests in high quality,
                                                     U.S. dollar denominated money market instruments.

                                                     Note: The returns of a Money Market Subaccount in
                                                     your Contract may become extremely low or possibly
                                                     negative if the interest rates earned by the
                                                     underlying Money Market Portfolio are not
                                                     sufficient to offset Contract expense deductions.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED

   Pacific Rim Trust                                 Seeks to achieve long-term growth of capital. To
                                                     do this, the Portfolio invests at least 80% of its
                                                     net assets in common stocks and equity-related
                                                     securities of established, larger-capitalization
                                                     non-U.S. companies located in the Pacific Rim
                                                     region, including emerging markets that have
                                                     attractive long-term prospects for growth of
                                                     capital.

   Optimized All Cap Trust                           Seeks long-term growth of capital. To do this, the
                                                     Portfolio invests at least 65% of its total assets
                                                     in equity securities of large-, mid- and small-cap
                                                     U.S. companies with strong industry position,
                                                     leading market share, proven management and strong
                                                     financials.

   Optimized Value Trust                             Seeks long-term capital appreciation. To do this,
                                                     the Portfolio invests at least 65% of its total
                                                     assets in equity securities of U.S. companies with
                                                     the potential for long-term growth of capital.

   Small Cap Index Trust                             Seeks to approximate the aggregate total return of
                                                     a small cap U.S. domestic equity market index. To
                                                     do this, the Portfolio invests at least 80% of its
                                                     net assets in the common stocks in the Russell
                                                     2000(R) Index(5) and securities that will as a
                                                     group behave in a manner similar to the index.

   Total Stock Market Index Trust                    Seeks to approximate the aggregate total return of
                                                     a broad-based U.S. domestic equity market index.
                                                     To do this, the Portfolio invests at least 80% of
                                                     its net assets in the common stocks in the
                                                     Wilshire 5000(R) Total Market Index(6) and
                                                     securities that as a group will behave in a manner
                                                     similar to the index.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC

   High Income Trust                                 Seeks high current income; capital appreciation is
                                                     a secondary goal. To do this, the Portfolio
                                                     invests at least 80% of its net assets in U.S. and
                                                     foreign fixed-income securities that are rated
                                                     BB/Ba or lower or are unrated equivalents.

   Strategic Income Trust                            Seeks a high level of current income. To do this,
                                                     the Portfolio invests at least 80% of its assets
                                                     in the following types of securities: foreign
                                                     government and corporate debt securities from
                                                     developed and emerging markets, U.S. government
                                                     and agency securities, and domestic high-yield
                                                     bonds.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   Global Bond Trust                                 Seeks maximum total return, consistent with
                                                     preservation of capital and prudent investment
                                                     management. To do this, the Portfolio invests at
                                                     least 80% of its net assets in fixed income
                                                     instruments that are economically tied to at least
                                                     three countries (one of which may be the U.S.),
                                                     which may be represented by futures contracts and
                                                     options on such securities.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC - CONTINUED

   Real Return Bond Trust                            Seeks maximum real return, consistent with
                                                     preservation of real capital and prudent
                                                     investment management. To do this, the Portfolio
                                                     invests at least 80% of its net assets in
                                                     inflation-indexed bonds of varying maturities
                                                     issued by the U.S. and non-U.S. governments, their
                                                     agencies or instrumentalities and corporations,
                                                     which may be represented by forwards or
                                                     derivatives.

   Total Return Trust                                Seeks maximum total return, consistent with
                                                     preservation of capital and prudent investment
                                                     management. To do this, the Portfolio invests at
                                                     least 65% of its total assets in a diversified
                                                     portfolio of fixed income instruments of varying
                                                     maturities, which may be represented by forwards
                                                     or derivatives.

SSGA FUNDS MANAGEMENT, INC.

   International Equity Index Trust A                Seeks to track the performance of a broad-based
                                                     equity index of foreign companies primarily in
                                                     developed countries and, to a lesser extent, in
                                                     emerging markets. To do this, the Portfolio
                                                     invests at least 80% of its assets in securities
                                                     listed in the Morgan Stanley Capital International
                                                     All Country World Excluding U.S. Index,(7) or
                                                     American Depository Receipts or Global Depository
                                                     Receipts representing such securities.

T. ROWE PRICE ASSOCIATES, INC. AND RCM CAPITAL MANAGEMENT LLC.

   Science & Technology Trust                        Seeks long-term growth of capital. Current income
                                                     is incidental to the Portfolio's objective. To do
                                                     this, the Portfolio invests at least 80% of its
                                                     net assets in the common stocks of companies
                                                     expected to benefit from the development,
                                                     advancement, and/or use of science and technology.

T. ROWE PRICE ASSOCIATES, INC.

   Blue Chip Growth Trust                            Seeks to provide long-term growth of capital.
                                                     Current income is a secondary objective. To do
                                                     this, the Portfolio invests at least 80% of its
                                                     net assets in the common stocks of large and
                                                     medium-sized blue chip growth companies that are
                                                     well established in their industries.

   Capital Appreciation Value Trust                  Seeks long-term capital appreciation. To do this,
                                                     the Portfolio invests primarily in common stocks
                                                     of established U.S. companies that have
                                                     above-average potential for capital growth. Common
                                                     stocks typically constitute at least 50% of the
                                                     Portfolio's assets. The remaining assets are
                                                     invested in other securities, including
                                                     convertible securities, corporate and government
                                                     debt, foreign securities, futures and options.

   Equity-Income Trust                               Seeks to provide substantial dividend income and
   (successor to Classic Value Trust)                also long-term growth of capital. To do this, the
                                                     Portfolio invests at least 80% of its net assets
                                                     in equity securities, with at least 65% in common
                                                     stocks of well-established companies paying
                                                     above-average dividends.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

T. ROWE PRICE ASSOCIATES, INC. - CONTINUED

   Health Sciences Trust                             Seeks long-term capital appreciation. To do this,
                                                     the Portfolio invests at least 80% of its net
                                                     assets in common stocks of companies engaged in
                                                     the research, development, production, or
                                                     distribution of products or services related to
                                                     health care, medicine, or the life sciences.

   Mid Value Trust                                   Seek long-term capital appreciation. To do this,
   (successor to Mid Cap Value Trust)                the Portfolio invests at least 80% of its net
                                                     assets in a diversified mix of common stocks of
                                                     mid-size U.S. companies that are believed to be
                                                     undervalued by various measures and offer good
                                                     prospects for capital appreciation.

   Small Company Value Trust                         Seeks long-term growth of capital. To do this, the
   (successor to Small Company Trust)                Portfolio invests at least 80% of its net assets
                                                     in small companies whose common stocks are
                                                     believed to be undervalued.

TEMPLETON GLOBAL ADVISORS LIMITED

   Global Trust                                      Seeks long-term capital appreciation. To do this,
                                                     the Portfolio invests primarily in the equity
                                                     securities of companies located throughout the
                                                     world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC

   International Value Trust(8)                      Seeks long-term growth of capital. To do this, the
                                                     Portfolio invests primarily in equity securities
                                                     of companies located outside the U.S., including
                                                     in emerging markets.

   Overseas Equity Trust                             Seeks long-term capital appreciation. To do this,
                                                     the Portfolio invests at least 80% of its net
                                                     assets in equity securities of a diversified mix
                                                     of large established and medium-sized foreign
                                                     companies located primarily in developed countries
                                                     (outside of the U.S.) and, to a lesser extent, in
                                                     emerging markets.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

   Large Cap Trust                                   Seeks to maximize total return, consisting of
                                                     capital appreciation and current income. To do
                                                     this, the Portfolio invests at least 80% of its
                                                     net assets in equity securities of U.S. large
                                                     capitalization companies whose estimated
                                                     fundamental value is greater than its market value
                                                     at any given time.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT INC.)

   Value Trust                                       Seeks to realize an above-average total return
                                                     over a market cycle of three to five years,
                                                     consistent with reasonable risk. To do this, the
                                                     Portfolio invests at least 65% of its total assets
                                                     in equity securities which are believed to be
                                                     undervalued relative to the stock market in
                                                     general.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

WELLINGTON MANAGEMENT COMPANY, LLP

   Core Allocation Plus Trust                        Seeks to provide total return, consisting of
                                                     long-term capital appreciation and current income.
                                                     To do this, the Portfolio invests in equity and
                                                     fixed income securities of issuers located within
                                                     and outside the U.S. The Portfolio allocates its
                                                     assets between fixed income securities and equity
                                                     securities based upon the subadviser's targeted
                                                     asset mix, which may change over time.

   Investment Quality Bond Trust                     Seeks to provide a high level of current income
                                                     consistent with the maintenance of principal and
                                                     liquidity. To do this, the Portfolio invests at
                                                     least 80% of its net assets in bonds rated
                                                     investment grade, focusing on corporate bonds and
                                                     U.S. government bonds with intermediate to longer
                                                     term maturities.

   Mid Cap Stock Trust                               Seeks long-term growth of capital. To do this, the
                                                     Portfolio invests at least 80% of its net assets
                                                     in equity securities of medium-sized companies
                                                     with significant capital appreciation potential.

   Natural Resources Trust                           Seeks long-term total return. To do this, the
                                                     Portfolio invests at least 80% of its net assets
                                                     in equity and equity-related securities of natural
                                                     resource-related companies worldwide, including
                                                     emerging markets.

   Small Cap Growth Trust                            Seeks long-term capital appreciation. To do this,
   (successor  to  Emerging  Growth  Trust  and      the Portfolio invests at least 80% of its net
   Small Cap Trust)                                  assets in small-cap companies that are believed to
                                                     offer above-average potential for growth in
                                                     revenues and earnings.

   Small Cap Value Trust                             Seeks long-term capital appreciation. To do this,
                                                     the Portfolio invests at least 80% of its net
                                                     assets in small-cap companies that are believed to
                                                     be undervalued.

WELLS CAPITAL MANAGEMENT, INCORPORATED

   Core Bond Trust                                   Seeks total return consisting of income and
                                                     capital appreciation. To do this, the Portfolio
                                                     invests at least 80% of its net assets in a broad
                                                     range of investment grade debt securities,
                                                     including U.S. Government obligations, corporate
                                                     bonds, mortgage- and other asset-backed securities
                                                     and money market instruments.

   U.S. High Yield Bond Trust                        Seeks total return with a high level of current
                                                     income. To do this, the Portfolio invests at least
                                                     80% of its net assets in U.S. corporate debt
                                                     securities that are below investment grade,
                                                     including preferred and other convertible high
                                                     yield securities.

                              JOHN HANCOCK TRUST

   We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider
      (see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits").

WESTERN ASSET MANAGEMENT COMPANY

   High Yield Trust(9)                               Seeks to realize an above-average total return
                                                     over a market cycle of three to five years,
                                                     consistent with reasonable risk. To do this, the
                                                     Portfolio invests at least 80% of its net assets
                                                     in high yield securities, including corporate
                                                     bonds, preferred stocks and U.S. Government and
                                                     foreign securities.

   Strategic Bond Trust(9)                           Seeks a high level of total return consistent with
                                                     preservation of capital. To do this, the Portfolio
                                                     invests at least 80% of its net assets in fixed
                                                     income securities across a range of credit
                                                     qualities and may invest a substantial portion of
                                                     its assets in obligations rated below investment
                                                     grade.

   U.S. Government Securities Trust                  Seeks to obtain a high level of current income
                                                     consistent with preservation of capital and
                                                     maintenance of liquidity. To do this, the
                                                     Portfolio invests at least 80% of its net assets
                                                     in debt obligations and mortgage-backed securities
                                                     issued or guaranteed by the U.S. government, its
                                                     agencies or instrumentalities.

                  BLACKROCK VARIABLE SERIES FUNDS, INC. (10)
    We show the Portfolio's manager in bold above the name of the Portfolio.

BLACKROCK ADVISORS, LLC

   BlackRock Basic Value V. I. Fund(11)              The investment objective of the Portfolio is to
                                                     seek capital appreciation and, secondarily,
                                                     income.

   BlackRock Value Opportunities V. I. Fund(11)      The investment objective of the Portfolio is to
                                                     seek long-term growth of capital.

   BlackRock Global Allocation V. I. Fund(12)        The investment objective of the Portfolio is to
                                                     seek high total investment return.

                         PIMCO VARIABLE INSURANCE TRUST
    We show the Portfolio's manager in bold above the name of the Portfolio.

   PACIFIC INVESTMENT MANAGEMENT COMPANY

   PIMCO VIT All Asset Portfolio                     Seeks maximum real return consistent with
                                                     preservation of real capital and prudent
                                                     investment management. The portfolio is a
                                                     fund-of-funds and normally invests substantially
                                                     all its assets in Institutional Class shares of
                                                     the underlying PIMCO portfolios.

(1) The Active Bond Trust is also subadvised by MFC Global Investment Management (U.S.), LLC.

(2) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.

(3) The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Advisers, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio, although the actual percentage managed by each subadviser will vary, since the assets subadvised by each subadviser are not rebalanced daily.

(4) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the mid cap range for S&P 500(R) was from $224 million to $337.87 billion, and for the S&P MidCap 400(R), was $42 million to $4.6 billion.

(5) "Russell 2000(R)" is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the market capitalizations of companies included in the Russell 2000(R) Index ranged was from $3.2 million to $3.7 billion.

(6) "Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of October 31, 2008, the market capitalizations of companies included in the Wilshire 5000(R) Total Market Index ranged from $1 million to $385 billion.

(7) "MSCI All Country World ex-USA Index(SM)" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the market capitalization range of the Index was $199 million to $176 billion.

(8) The Portfolio is subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.

(9) High Yield Trust and Strategic Bond Trust are sub-subadvised by Western Asset Management Company Limited.

(10) Not available to Contracts issued on or after January 28, 2002.

(11) The Portfolio is subadvised by BlackRock Investment Management, LLC, an affiliate, under an agreement with BlackRock Advisors, LLC.

(12) The Portfolio is subadvised by BlackRock International Limited, an affiliate, under an agreement with BlackRock Advisors, LLC.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED JANUARY 15, 2010

01/10:  333-70728   033-79112
        333-70730   033-46217
        333-70850   333-83558
        333-71072   333-138846
        333-71074   333-61283